Other Accounts Receivable - Schedule of Other Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total
Advances To Suppliers	S/ 135,481	S/ 146,536
Value added tax receivables	45,910	105,238
Other receivables	444,500	588,451
Current
Advances to suppliers	135,481	81,719
Income tax on-account payments	70,647	91,353
VAT credit	31,646	79,076
Guarantee deposits	13,201	15,137
Other current receivables	444,500	588,451
Non-current
Advances to suppliers		64,817
VAT credit	14,264	26,162
Other non-current receivables	300,323	302,957
Others [member]
Current
Guarantee deposits	6,564	5,770
Non-current
Guarantee deposits	3,024
Gross carrying amount [member]
Total
Advances To Suppliers	135,481	146,536
Receivables from taxes other than income tax	70,647	91,353
Value added tax receivables	45,910	105,238
Deposits Not Classified As Cash Equivalents	181,400	180,010
Claims To Third Parties	79,772	62,163
Taxes Receivable	60,883	45,890
Restricted cash and cash equivalents	15,974	67,972
Receivables From Rental And Sale Of Properties	30,798	34,768
Receivables From Personnel	2,836	3,479
Other receivables	772,403	916,242
Current
Advances to suppliers	135,481	81,719
Income tax on-account payments	70,647	91,353
VAT credit	31,646	79,076
Guarantee deposits	98,046	167,769
Claims to third parties	38,875	62,163
Taxes receivable	30,233	20,246
Restricted funds	973	39,394
Rental and sale of equipment	30,798	34,768
Accounts receivable from personnel	2,836	3,479
Other current receivables	472,080	613,285
Non-current
Advances to suppliers	0	64,817
VAT credit	14,264	26,162
Guarantee deposits	83,354	12,241
Claims to third parties	40,897
Taxes receivable	30,650	25,644
Restricted funds	15,001	28,578
Other non-current receivables	300,323	302,957
Gross carrying amount [member] | Petroleos Del Peru S. A. Petroperu S.A. [member]
Total
Claims To Third Parties	80,941	75,750
Current
Claims to third parties	17,292	11,953
Non-current
Claims to third parties	63,649	63,797
Gross carrying amount [member] | Consorcio Constructor Ductos del Sur [member]
Total
Claims To Third Parties	27,782	52,114
Non-current
Claims to third parties	27,782	52,114
Gross carrying amount [member] | Consorcio Panorama [member]
Total
Claims To Third Parties	23,491	27,132
Current
Claims to third parties		5,306
Non-current
Claims to third parties	23,491	21,826
Gross carrying amount [member] | Others [member]
Total
Other Minors Receivable	16,488	23,837
Current
Other minors, Current	15,253	16,059
Non-current
Other Minor Non Current Receivables	1,235	7,778
Accumulated impairment [member]
Total
Other receivables	(27,580)	(24,834)
Current
Other current receivables	S/ (27,580)	S/ (24,834)